Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Remeasured Liability to Its Estimated Fair Value (Details)		6 Months Ended	12 Months Ended
	Mar. 29, 2022 $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 shares yr $ / shares	Dec. 31, 2020	Oct. 06, 2021 shares yr
Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividends			0.00%	0.00%
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Exercise price | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares			0.05		0.05
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Common stock fair value | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | shares			9.83		9.83
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Term (in years) | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input | yr			9.8		10
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Volatility | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			27.56		27.56
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Risk-free interest rate | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			1.52		1.53
Warrant [Member] | Fair Value, Inputs, Level 3 [Member] | Expected dividends | Starry, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input			0		0
Junior Debt Exchange
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock fair value		$ 4.12
Exercise price		$ 8.75
Term (in years)		1 year 7 months 24 days
Volatility		60.00%
Risk-free interest rate		2.88%
Expected dividends		0.00%
Earnout Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock fair value		$ 4.12
Term (in years)		4 years 9 months
Volatility		60.00%
Risk-free interest rate		2.99%
Expected dividends		0.00%
Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock fair value	$ 1.77		$ 1.81
Exercise price	$ 0.01		$ 0.01
Term (in years)	9 years 6 months		9 years 9 months 18 days
Volatility	27.57%		27.56%
Risk-free interest rate	2.41%		1.52%
Expected dividends	0.00%		0.00%